Shareholder Report, Average Annual Return (Details)	12 Months Ended	39 Months Ended
	Feb. 28, 2025	Feb. 28, 2025
C000231759
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Federated Hermes Short Duration High Yield ETF at NAV
Without Sales Load [Member] | C000231759
Average Annual Return [Line Items]
Average Annual Return, Percent	7.52%	3.82%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.81%	(1.45%)
FEDERATED INDEX: Lipper Short High Yield Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Short High Yield Funds Average Index
Average Annual Return, Percent	8.24%	4.31%
FEDERATED INDEX: ICE BofA 0-5 Year BB/B US High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-5 Year BB/B US High Yield Constrained Index
Average Annual Return, Percent	8.57%	4.77%